Equity (Details) - USD ($)											6 Months Ended				12 Months Ended
	Mar. 03, 2026	Feb. 23, 2026	Dec. 04, 2025	Jul. 28, 2025	Jul. 07, 2025	May 28, 2025	Apr. 23, 2025	Apr. 22, 2025	Apr. 11, 2025	Nov. 18, 2024	Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025		Nov. 10, 2025	Aug. 12, 2025	May 24, 2025	Dec. 09, 2024	Nov. 20, 2024	Sep. 19, 2024
Equity [Line Items]
Authorized share capital	$ 33,000
Common stock, authorized	187,500
Consolidated shares								250
Issuance of share capital											$ 37,500,000		$ 25,200,000
Expense amount															$ 9,350,000
Proceed from issuance of warrant											37,500,000		32,684,400
Adjustment of retained earnings to statutory reserve															$ 29,093
2025 Omnibus Equity Plan [Member]
Equity [Line Items]
Expense amount											4,690,000
Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	3,000,000,000
Shares consolidated ratio							25 for 1
Issuance of share capital											$ 150	[1]	$ 100,000	[2]
Securities Purchase Agreement [Member]
Equity [Line Items]
Warrants purchase			30,000,000
Share Purchase Agreement [Member] | Warrant [Member]
Equity [Line Items]
Warrants purchase																					5,400,000
Minimum [Member]
Equity [Line Items]
Authorized share capital	$ 32,096							$ 10,030,000
Minimum [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Equity [Line Items]
Exercise price		$ 1
Maximum [Member]
Equity [Line Items]
Authorized share capital	$ 33,000							$ 200,600,000
Maximum [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Equity [Line Items]
Exercise price		$ 4
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	3,000,000,000										3,000,000,000	[3]			3,000,000,000	[3]
Common stock, par values	$ 0.00001							$ 0.005			$ 0.00001	[3]			$ 0.00001	[3]
Issuance of ordinary shares	1.875
Aggregate shares						15,000,000
Class A Ordinary Shares [Member] | 2025 Omnibus Equity Plan [Member]
Equity [Line Items]
Price per share																	$ 1.87
Class A Ordinary Shares [Member] | 2025 Omnibus Equity Plan [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Number of shares granted																	2,500,000			5,000,000
Price per share																				$ 1.87
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital	$ 33,000
Common stock, authorized	187,500
Common stock, par values	$ 0.00001																					$ 0.005
Issuance of ordinary shares											15,000,000	[1]	53,333	[2]
Class A Ordinary Shares [Member] | Yitong Asia Investment Pte. Ltd [Member]
Equity [Line Items]
Shares hold				1,000,000
Shares reduction				1,000,000					1,640,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock, par values										$ 0.005
Aggregate shares										20,000,000
Purchase price										$ 1.26
Net proceeds amount										$ 25,200,000
Proceed from issuance of warrant											$ 37,500,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Yitong Asia Investment Pte. Ltd [Member]
Equity [Line Items]
Aggregate shares			15,000,000
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Equity [Line Items]
Common stock, par values					$ 0.125	$ 0.125
Aggregate shares					20,000,000
Purchase price					$ 1.27	$ 1.8
Net proceeds amount					$ 25,400,000	$ 27,000,000
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member] | Warrant [Member]
Equity [Line Items]
Exercise price																					$ 1.386
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member] | Warrant Shares [Member]
Equity [Line Items]
Warrants purchase																			40,000,000
Exercise price																			$ 0.3
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity [Line Items]
Issuance of ordinary shares		15,000,000
Purchase price		$ 1.2
Class A Ordinary Shares [Member] | Private Placement [Member] | Warrant [Member]
Equity [Line Items]
Warrants purchase		30,000,000
Exercise price		$ 1.2
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Price per share			$ 2.5
Class A Ordinary Shares [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Equity [Line Items]
Warrants purchase			30,000,000
Exercise price			$ 4
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Common stock, authorized							40,000,000,000	2,000,000,000										48,000,000,000				36,000,000
Common stock, par values	$ 1.875						$ 0.005	$ 0.005										$ 0.125
Issuance of share capital	$ 32,096
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Common stock, authorized							1,600,000,000	40,000,000,000										3,200,000,000				1,800,000,000
Common stock, par values	$ 0.00001						$ 0.125	$ 0.005										$ 1.875
Issuance of share capital	$ 33,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	300,000,000										300,000,000	[3]			300,000,000	[3]
Common stock, par values	$ 0.00001										$ 0.00001	[3]			$ 0.00001	[3]
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	300,000,000
Common stock, par values	$ 0.00001																					$ 0.005
Class B Ordinary Shares [Member] | Yitong Asia Investment Pte. Ltd [Member]
Equity [Line Items]
Shares hold									1,640,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Common stock, authorized							120,000,000	6,000,000										144,000,000				6,000,000
Common stock, par values							$ 0.005	$ 0.005										$ 0.125
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Common stock, authorized							4,800,000	120,000,000										9,600,000				300,000,000
Common stock, par values							$ 0.125	$ 0.005										$ 1.875

[1]	On March 3, 2026, the Company's shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.
[2]	The share and per-share amounts presented herein have been retrospectively adjusted to reflect the share consolidations effected during fiscal year 2025 (a 15-for-1 share consolidation effective August 12, 2025). Accordingly, the share numbers and per-share data disclosed in the prior year's Form 6-K have been restated on the same basis.
[3]	On March 3, 2026, the Company’s shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.